Quarterly Holdings Report
for

Fidelity Freedom® Blend 2025 Fund

June 30, 2019

FBF-Y25-QTLY-0819
1.9892469.100

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,672,367	$40,726,869
Fidelity Series Commodity Strategy Fund (a)	3,573,177	16,829,663
Fidelity Series Large Cap Growth Index Fund (a)	3,005,366	31,676,560
Fidelity Series Large Cap Stock Fund (a)	2,122,858	31,800,407
Fidelity Series Large Cap Value Index Fund (a)	4,615,987	59,500,065
Fidelity Series Small Cap Opportunities Fund (a)	1,163,734	16,222,455
Fidelity Series Value Discovery Fund (a)	1,469,826	18,872,569
TOTAL DOMESTIC EQUITY FUNDS
(Cost $209,750,035)		215,628,588

International Equity Funds - 23.0%
Fidelity Series Canada Fund (a)	361,540	3,948,014
Fidelity Series Emerging Markets Fund (a)	449,822	4,322,792
Fidelity Series Emerging Markets Opportunities Fund (a)	2,033,195	38,813,700
Fidelity Series International Growth Fund (a)	2,002,287	32,597,233
Fidelity Series International Index Fund (a)	875,981	8,908,727
Fidelity Series International Small Cap Fund (a)	489,975	7,952,297
Fidelity Series International Value Fund (a)	3,320,849	31,979,772
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $123,989,950)		128,522,535

Bond Funds - 32.1%
Fidelity Series Corporate Bond Fund (a)	2,260,668	23,759,622
Fidelity Series Emerging Markets Debt Fund (a)	399,098	3,883,221
Fidelity Series Floating Rate High Income Fund (a)	87,720	815,800
Fidelity Series Government Bond Index Fund (a)	3,101,657	32,412,317
Fidelity Series High Income Fund (a)	433,837	4,130,132
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,437,194	24,396,316
Fidelity Series Investment Grade Bond Fund (a)	3,000,481	34,295,501
Fidelity Series Investment Grade Securitized Fund (a)	2,304,937	23,856,095
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,145,230	29,282,095
Fidelity Series Real Estate Income Fund (a)	231,775	2,570,387
TOTAL BOND FUNDS
(Cost $173,526,514)		179,401,486

Short-Term Funds - 6.3%
Fidelity Cash Central Fund 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.44% (a)(c)	7,191,608	7,191,608
Fidelity Series Short-Term Credit Fund (a)	637,728	6,409,163
Fidelity Series Treasury Bill Index Fund (a)	2,148,835	21,466,866
TOTAL SHORT-TERM FUNDS
(Cost $35,005,955)		35,067,686
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $542,272,454)		558,620,295
NET OTHER ASSETS (LIABILITIES) - 0.0%		(142,892)
NET ASSETS - 100%		$558,477,403

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$3,350,480	$39,252,396	$2,870,687	$--	$48,046	$946,634	$40,726,869
Fidelity Series Canada Fund	285,856	3,612,068	115,642	--	767	164,965	3,948,014
Fidelity Series Commodity Strategy Fund	1,042,420	16,457,350	334,563	--	(11,981)	(323,563)	16,829,663
Fidelity Series Corporate Bond Fund	1,846,960	22,156,892	1,131,201	210,448	6,973	879,998	23,759,622
Fidelity Series Emerging Markets Debt Fund	308,801	3,683,129	157,598	56,908	(1,188)	50,077	3,883,221
Fidelity Series Emerging Markets Fund	320,929	4,147,404	47,697	--	(1,391)	(96,453)	4,322,792
Fidelity Series Emerging Markets Opportunities Fund	2,908,667	35,640,750	429,987	--	(10,670)	704,940	38,813,700
Fidelity Series Floating Rate High Income Fund	66,227	773,641	25,714	12,039	(123)	1,769	815,800
Fidelity Series Government Bond Index Fund	2,542,458	31,095,360	2,085,838	187,786	19,886	840,451	32,412,317
Fidelity Series Government Money Market Fund 2.44%	541,049	6,885,978	235,419	38,694	--	--	7,191,608
Fidelity Series High Income Fund	506,764	3,864,076	284,101	64,528	(1,049)	44,442	4,130,132
Fidelity Series Inflation-Protected Bond Index Fund	1,914,163	22,885,193	1,002,409	24,357	6,006	593,363	24,396,316
Fidelity Series International Growth Fund	2,412,440	29,253,441	967,969	--	11,780	1,887,541	32,597,233
Fidelity Series International Index Fund	631,642	8,189,654	151,552	--	(101)	239,084	8,908,727
Fidelity Series International Small Cap Fund	628,628	7,326,786	245,356	--	3,125	239,114	7,952,297
Fidelity Series International Value Fund	2,365,715	29,420,026	515,721	--	(1,578)	711,330	31,979,772
Fidelity Series Investment Grade Bond Fund	2,698,664	32,643,769	1,925,250	261,741	12,132	866,186	34,295,501
Fidelity Series Investment Grade Securitized Fund	1,904,845	22,767,894	1,249,373	174,342	7,615	425,114	23,856,095
Fidelity Series Large Cap Growth Index Fund	2,622,519	30,230,893	2,287,024	40,108	47,361	1,062,811	31,676,560
Fidelity Series Large Cap Stock Fund	2,608,633	30,582,876	1,778,103	212,345	18,519	368,482	31,800,407
Fidelity Series Large Cap Value Index Fund	4,888,512	56,540,012	3,594,777	--	41,414	1,624,904	59,500,065
Fidelity Series Long-Term Treasury Bond Index Fund	2,517,705	29,477,432	4,703,985	212,225	225,415	1,765,528	29,282,095
Fidelity Series Real Estate Income Fund	208,057	2,432,562	110,193	36,036	705	39,256	2,570,387
Fidelity Series Short-Term Credit Fund	543,898	6,060,555	251,973	43,490	266	56,417	6,409,163
Fidelity Series Small Cap Opportunities Fund	1,300,048	15,103,688	610,559	--	5,209	424,069	16,222,455
Fidelity Series Treasury Bill Index Fund	1,569,529	20,504,326	607,529	123,593	(727)	1,267	21,466,866
Fidelity Series Value Discovery Fund	1,543,092	17,899,496	947,499	--	606	376,874	18,872,569
	$44,078,701	$528,887,647	$28,667,719	$1,698,640	$427,017	$13,894,600	$558,620,246

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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